Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the period ended August 31, 2025

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.54%

COMMON STOCKS 98.54%

Aerospace & Defense 1.94%
L3Harris Technologies, Inc.	41,895	$11,630,890
Northrop Grumman Corp.	129,118	76,184,785
Total		87,815,675

Banks 7.37%
Bank of America Corp.	1,664,103	84,436,586
JPMorgan Chase & Co.	527,906	159,121,427
Wells Fargo & Co.	1,100,246	90,418,216
Total		333,976,229

Beverages 1.60%
Coca-Cola Co.	1,051,068	72,513,181

Biotechnology 1.57%
AbbVie, Inc.	338,745	71,271,948

Building Products 0.87%
Allegion PLC (Ireland)(a)	232,391	39,459,992

Capital Markets 7.87%
Ameriprise Financial, Inc.	59,961	30,868,522
ARES Management Corp. Class A	228,363	40,922,650
Charles Schwab Corp.	1,113,406	106,708,831
Morgan Stanley	723,874	108,928,560
S&P Global, Inc.	125,944	69,072,727
Total		356,501,290

Chemicals 2.65%
Linde PLC	151,538	72,479,110
Sherwin-Williams Co.	130,445	47,720,694
Total		120,199,804

Commercial Services & Supplies 1.80%
Cintas Corp.	149,900	31,483,497
Waste Management, Inc.	220,267	49,866,246
Total		81,349,743
Investments	Shares	Fair Value
Construction Materials 2.19%
CRH PLC	879,017	$99,284,970

Consumer Staples Distribution & Retail 3.91%
Costco Wholesale Corp.	61,245	57,773,633
Walmart, Inc.	1,232,578	119,535,415
Total		177,309,048

Electric: Utilities 2.69%
Entergy Corp.	818,646	72,114,526
NextEra Energy, Inc.	692,152	49,869,552
Total		121,984,078

Financial Services 2.56%
Mastercard, Inc. Class A	194,442	115,749,378

Health Care Equipment & Supplies 3.56%
Abbott Laboratories	736,205	97,664,955
Stryker Corp.	162,648	63,662,054
Total		161,327,009

Health Care Providers & Services 0.53%
UnitedHealth Group, Inc.	76,956	23,846,356

Hotels, Restaurants & Leisure 1.35%
McDonald’s Corp.	194,796	61,076,338

Information Technology Services 0.42%
Accenture PLC Class A (Ireland)(a)	73,320	19,061,000

Insurance 3.04%
Arthur J Gallagher & Co.	281,121	85,109,383
Chubb Ltd. (Switzerland)(a)	191,774	52,751,274
Total		137,860,657

Life Sciences Tools & Services 0.74%
Danaher Corp.	163,095	33,568,213

Machinery 3.54%
Deere & Co.	120,125	57,496,630
Parker-Hannifin Corp.	135,527	102,912,428
Total		160,409,058

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2025

Investments	Shares	Fair Value
Metals & Mining 0.73%
Steel Dynamics, Inc.	251,257	$32,894,566

Multi-Utilities 1.41%
CMS Energy Corp.	893,490	63,947,079

Oil, Gas & Consumable Fuels 4.81%
Enbridge, Inc. (Canada)(a)	1,994,228	96,400,982
Exxon Mobil Corp.	1,063,114	121,503,299
Total		217,904,281

Pharmaceuticals 3.91%
Eli Lilly & Co.	103,636	75,921,661
Johnson & Johnson	571,936	101,329,901
Total		177,251,562

Professional Services 0.75%
Verisk Analytics, Inc.	126,992	34,049,095

Semiconductors & Semiconductor Equipment 15.48%
Analog Devices, Inc.	277,803	69,814,672
Broadcom, Inc.	727,794	216,438,658
Lam Research Corp.	707,969	70,903,095
NVIDIA Corp.	1,521,272	264,975,157
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	343,050	79,199,953
Total		701,331,535

Software 11.48%
Microsoft Corp.	733,435	371,624,180
Oracle Corp.	354,037	80,058,387
Roper Technologies, Inc.	64,917	34,166,466
SAP SE ADR(b)	125,715	34,214,595
Total		520,063,628

Specialty Retail 4.27%
Home Depot, Inc.	107,778	43,840,857
Lowe’s Cos., Inc.	243,628	62,870,642
TJX Cos., Inc.	633,315	86,517,162
Total		193,228,661
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.94%
Apple, Inc.	379,117	$88,008,220

Tobacco 2.77%
Philip Morris International, Inc.	749,952	125,339,478

Trading Companies & Distributors 0.79%
Watsco, Inc.	88,491	35,607,009
Total Common Stocks (cost $2,685,966,319)		4,464,189,081

	Principal Amount

SHORT-TERM INVESTMENTS 1.40%

Repurchase Agreements 1.37%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $64,149,400 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $63,198,397; proceeds: $61,986,718 (cost $61,959,180)	$61,959,180	61,959,180

Time Deposits 0.00%
CitiBank N.A.(c) (cost $120,830)	120,830	120,830

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2025

Investments	Shares	Fair Value
Money Market Funds 0.03%
Fidelity Government Portfolio(c) (cost $1,087,470)	1,087,470	$1,087,470
Total Short-Term Investments (cost $63,167,480)		63,167,480
Total Investments in Securities 99.94% (cost $2,749,133,799)		4,527,356,561
Other Assets and Liabilities – Net 0.06%		2,809,094
Net Assets 100.00%		$4,530,165,655

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,464,189,081	$–	$–	$4,464,189,081
Short-Term Investments
Repurchase Agreements	–	61,959,180	–	61,959,180
Time Deposits	–	120,830	–	120,830
Money Market Funds	1,087,470	–	–	1,087,470
Total	$4,465,276,551	$62,080,010	$–	$4,527,356,561

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.40%

COMMON STOCKS 96.40%

Aerospace & Defense 8.03%
Axon Enterprise, Inc.*	29,507	$22,050,286
Curtiss-Wright Corp.	14,035	6,710,835
Howmet Aerospace, Inc.	69,076	12,026,132
Kratos Defense & Security Solutions, Inc.*	57,475	3,784,154
Loar Holdings, Inc.*	66,162	4,675,007
TransDigm Group, Inc.	3,430	4,798,158
Total		54,044,572

Beverages 0.85%
Celsius Holdings, Inc.*	91,073	5,726,670

Biotechnology 4.84%
Alnylam Pharmaceuticals, Inc.*	7,612	3,398,834
Argenx SE ADR*	9,693	6,903,355
Insmed, Inc.*	78,930	10,742,373
Natera, Inc.*	68,676	11,554,737
Total		32,599,299

Broadline Retail 4.65%
Coupang, Inc.*	255,813	7,311,136
MercadoLibre, Inc. (Uruguay)*(a)	3,841	9,498,447
Sea Ltd. ADR*	77,652	14,485,204
Total		31,294,787

Building Products 0.67%
Trane Technologies PLC (Ireland)(a)	10,882	4,522,559

Capital Markets 9.95%
ARES Management Corp. Class A	38,434	6,887,373
Coinbase Global, Inc. Class A*	19,958	6,078,009
Evercore, Inc. Class A	20,131	6,473,123
Interactive Brokers Group, Inc. Class A	121,404	7,556,185
Investments	Shares	Fair Value
Capital Markets (continued)
Nasdaq, Inc.	50,586	$4,792,518
Piper Sandler Cos.	17,072	5,698,463
Raymond James Financial, Inc.	37,029	6,274,194
Robinhood Markets, Inc. Class A*	149,604	15,563,304
Tradeweb Markets, Inc. Class A	62,134	7,664,850
Total		66,988,019

Construction & Engineering 6.33%
Comfort Systems USA, Inc.	21,930	15,425,124
EMCOR Group, Inc.	20,899	12,957,380
MasTec, Inc.*	39,923	7,253,610
Quanta Services, Inc.	18,565	7,016,827
Total		42,652,941

Consumer Staples Distribution & Retail 0.87%
Maplebear, Inc.*	134,450	5,831,097

Diversified Consumer Services 2.43%
Duolingo, Inc.*	27,673	8,242,680
Stride, Inc.*	49,971	8,154,767
Total		16,397,447

Electrical Equipment 1.92%
Vertiv Holdings Co. Class A	101,427	12,937,014

Entertainment 6.85%
Liberty Media Corp.-Liberty Formula One Class A*	53,893	4,856,837
Live Nation Entertainment, Inc.*	66,855	11,130,689
ROBLOX Corp. Class A*	70,732	8,812,500
Spotify Technology SA (Sweden)*(a)	9,953	6,786,752
Take-Two Interactive Software, Inc.*	29,072	6,781,625
TKO Group Holdings, Inc.	40,751	7,724,760
Total		46,093,163

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2025

Investments	Shares	Fair Value
Financial Services 3.78%
Affirm Holdings, Inc.*	138,566	$12,257,548
Toast, Inc. Class A*	292,275	13,181,603
Total		25,439,151

Health Care Equipment & Supplies 3.60%
IDEXX Laboratories, Inc.*	14,314	9,262,446
Insulet Corp.*	44,173	15,013,519
Total		24,275,965

Health Care Technology 2.36%
Doximity, Inc. Class A*	87,147	5,920,767
Veeva Systems, Inc. Class A*	37,023	9,966,592
Total		15,887,359

Hotels, Restaurants & Leisure 5.88%
DoorDash, Inc. Class A*	52,212	12,804,993
Planet Fitness, Inc. Class A*	59,105	6,194,204
Royal Caribbean Cruises Ltd.	36,765	13,353,783
Wingstop, Inc.	21,976	7,210,765
Total		39,563,745

Information Technology Services 4.87%
Cloudflare, Inc. Class A*	106,867	22,304,212
Snowflake, Inc. Class A*	44,087	10,521,803
Total		32,826,015

Interactive Media & Services 2.49%
Reddit, Inc. Class A*	74,400	16,745,952

Machinery 1.83%
Crane Co.	33,420	6,192,726
RBC Bearings, Inc.*	15,696	6,120,812
Total		12,313,538

Oil, Gas & Consumable Fuels 1.05%
Cheniere Energy, Inc.	29,272	7,078,555
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 6.14%
Astera Labs, Inc.*	143,883	$26,215,483
Credo Technology Group Holding Ltd.*	73,247	9,013,410
Nova Ltd. (Israel)*(a)	23,119	6,088,157
Total		41,317,050

Software 10.83%
AppLovin Corp. Class A*	45,457	21,755,266
Commvault Systems, Inc.*	25,111	4,686,842
Figma, Inc. Class A*(b)	5,236	367,986
Guidewire Software, Inc.*	53,031	11,508,788
Nutanix, Inc. Class A*	75,557	5,078,186
Palantir Technologies, Inc. Class A*	102,048	15,991,942
Rubrik, Inc. Class A*	55,477	4,959,644
Zscaler, Inc.*	31,052	8,602,956
Total		72,951,610

Specialty Retail 4.44%
Carvana Co.*	60,441	22,479,217
Chewy, Inc. Class A*	180,345	7,386,931
Total		29,866,148

Textiles, Apparel & Luxury Goods 0.71%
Amer Sports, Inc. (Finland)*(a)	121,531	4,778,599

Trading Companies & Distributors 1.03%
FTAI Aviation Ltd.	45,039	6,929,250
Total Common Stocks (cost $422,964,828)		649,060,505

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.29%

Repurchase Agreements 3.23%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $22,508,800 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $22,175,186; proceeds: $21,749,883 (cost $21,740,221)	$21,740,221	$21,740,221

Time Deposits 0.01%
CitiBank N.A.(c) (cost $37,706)	37,706	37,706
Investments	Shares	Fair Value
Money Market Funds 0.05%
Fidelity Government Portfolio(c) (cost $339,357)	339,357	$339,357
Total Short-Term Investments (cost $22,117,284)		22,117,284
Total Investments in Securities 99.69% (cost $445,082,112)		671,177,789
Other Assets and Liabilities – Net 0.31%		2,113,776
Net Assets 100.00%		$673,291,565

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$649,060,505	$–	$–	$649,060,505
Short-Term Investments
Repurchase Agreements	–	21,740,221	–	21,740,221
Time Deposits	–	37,706	–	37,706
Money Market Funds	339,357	–	–	339,357
Total	$649,399,862	$21,777,927	$–	$671,177,789

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.35%

COMMON STOCKS 99.35%

Automobile Components 1.66%
LCI Industries	60,000	$6,325,200

Banks 18.20%
Axos Financial, Inc.*	69,907	6,376,217
Bancorp, Inc.*	97,758	7,453,070
Bank of Hawaii Corp.	68,503	4,666,424
First BanCorp	397,768	8,842,383
Heritage Financial Corp.	326,731	7,985,306
Prosperity Bancshares, Inc.	112,155	7,753,275
Seacoast Banking Corp. of Florida	256,637	7,983,977
Wintrust Financial Corp.	70,467	9,674,414
WSFS Financial Corp.	144,868	8,444,356
Total		69,179,422

Building Products 1.77%
Griffon Corp.	88,555	6,744,349

Capital Markets 4.66%
Bridge Investment Group Holdings, Inc. Class A	731,179	7,019,318
Marex Group PLC (United Kingdom)(a)	146,015	5,163,090
Moelis & Co. Class A	76,852	5,541,798
Total		17,724,206

Chemicals 4.88%
Avient Corp.	182,307	6,818,281
Element Solutions, Inc.	233,022	5,993,326
HB Fuller Co.	93,938	5,734,915
Total		18,546,522

Commercial Services & Supplies 1.70%
Brady Corp. Class A	82,841	6,468,225
Investments	Shares	Fair Value
Construction & Engineering 4.73%
Arcosa, Inc.	67,955	$6,724,147
Everus Construction Group, Inc.*	73,187	5,740,788
WillScot Holdings Corp.	227,182	5,506,892
Total		17,971,827

Consumer Finance 1.85%
FirstCash Holdings, Inc.	47,615	7,012,261

Consumer Staples Distribution & Retail 1.21%
PriceSmart, Inc.	43,024	4,614,754

Containers & Packaging 1.01%
TriMas Corp.	99,488	3,847,201

Electric: Utilities 1.87%
IDACORP, Inc.	56,787	7,104,054

Electronic Equipment, Instruments & Components 10.06%
Advanced Energy Industries, Inc.	43,155	6,459,440
Belden, Inc.	56,191	7,316,068
Crane NXT Co.	99,018	5,914,345
Littelfuse, Inc.	27,983	7,270,823
Mirion Technologies, Inc.*	179,709	3,684,035
Vishay Precision Group, Inc.*	267,081	7,590,442
Total		38,235,153

Food Products 3.16%
Marzetti Co.	38,236	6,981,893
Simply Good Foods Co.*	175,695	5,030,148
Total		12,012,041

Ground Transportation 1.71%
Landstar System, Inc.	48,992	6,483,111

Health Care Equipment & Supplies 1.49%
Integer Holdings Corp.*	52,384	5,650,662

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2025

Investments	Shares	Fair Value
Health Care Providers & Services 1.47%
Addus HomeCare Corp.*	48,639	$5,601,754

Household Durables 1.43%
Taylor Morrison Home Corp.*	80,364	5,414,123

Industrial REITS 1.53%
STAG Industrial, Inc.	157,362	5,798,790

Insurance 4.34%
Kemper Corp.	127,405	6,835,278
TWFG, Inc.*	91,409	2,417,311
White Mountains Insurance Group Ltd.	3,952	7,232,872
Total		16,485,461

Interactive Media & Services 0.75%
Cars.com, Inc.*	219,300	2,861,865

Leisure Products 2.17%
Acushnet Holdings Corp.	78,450	6,013,193
YETI Holdings, Inc.*	63,720	2,240,395
Total		8,253,588

Life Sciences Tools & Services 1.20%
Azenta, Inc.*	149,368	4,561,699

Machinery 4.15%
Crane Co.	30,261	5,607,363
Worthington Enterprises, Inc.	154,632	10,174,786
Total		15,782,149

Oil, Gas & Consumable Fuels 5.72%
Gulfport Energy Corp.*	33,966	5,911,103
MEG Energy Corp.(b)	417,010	8,577,954
Northern Oil & Gas, Inc.	277,833	7,268,111
Total		21,757,168

Professional Services 2.08%
Genpact Ltd.	173,943	7,886,576
Investments	Shares	Fair Value
Real Estate Management & Development 4.15%
Cushman & Wakefield PLC*	698,400	$11,013,768
Marcus & Millichap, Inc.	146,165	4,763,517
Total		15,777,285

Retail REITS 1.16%
Phillips Edison & Co., Inc.	125,470	4,415,289

Semiconductors & Semiconductor Equipment 3.79%
Nova Ltd. (Israel)*(a)	14,519	3,823,434
Silicon Motion Technology Corp. ADR	132,559	10,562,301
Total		14,385,735

Software 1.58%
Commvault Systems, Inc.*	32,245	6,018,368

Textiles, Apparel & Luxury Goods 1.45%
Samsonite Group SA†(b)	2,533,651	5,522,980

Trading Companies & Distributors 2.42%
MRC Global, Inc.*	201,291	3,035,468
Rush Enterprises, Inc. Class A	107,132	6,149,377
Total		9,184,845
Total Common Stocks (cost $316,023,990)		377,626,663

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.71%

Repurchase Agreements 0.71%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $2,815,400 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $2,773,692; proceeds: $2,720,454 (cost $2,719,246)	$2,719,246	$2,719,246
Total Investments in Securities 100.06% (cost $318,743,236)		380,345,909
Other Assets and Liabilities – Net (0.06)%		(238,170)
Net Assets 100.00%		$380,107,739

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $5,522,980, which represents 1.45% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$–	$5,522,980	$–	$5,522,980
Remaining Industries	372,103,683	–	–	372,103,683
Short-Term Investments
Repurchase Agreements	–	2,719,246	–	2,719,246
Total	$372,103,683	$8,242,226	$–	$380,345,909

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee (“the Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of close of each business day.

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Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of August 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the

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Notes to Schedule of Investments (unaudited)(concluded)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Dividend Growth Fund	$1,170,288	$1,208,300
Growth Opportunities Fund	364,261	377,063

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QPHR-RES-3Q
(10/25)